Consolidated Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 101,100,000		$ 118,400,000
Restricted cash	800,000		1,100,000
Accounts receivable, net of allowance for doubtful accounts	133,300,000		97,300,000
Costs in excess of billings on uncompleted contracts	57,200,000		59,500,000
Inventories	113,200,000		90,200,000
Deferred cost of revenue	300,000		6,500,000
Prepaid expenses and other currents assets	28,000,000.0		16,700,000
Total current assets	433,900,000		389,700,000
Property, plant, and equipment, net	88,800,000		75,200,000
Goodwill	681,500,000		522,600,000
Intangible assets, net	326,300,000		248,300,000
Restricted cash	500,000		500,000
Other assets	16,200,000		7,500,000
Total assets	1,547,200,000		1,243,800,000
Current liabilities
Accounts payable	47,100,000		38,700,000
Deferred contract revenue	50,400,000		39,600,000
Notes payable to third-parties, current	6,400,000		41,100,000
Accrued Expenses And Other Liabilities Current	84,300,000		64,100,000
Total current liabilities	188,200,000		183,500,000
Notes payable to related parties, non-current	1,170,500,000		987,100,000
Notes payable to third-parties, non-current	885,700,000		669,800,000
Interest accrued on notes payable to related parties	64,800,000		56,400,000
Deferred income taxes and other liabilities	77,500,000		63,500,000
Total liabilities	2,386,700,000		1,960,300,000
Commitments and contingencies (Note 9)
Stockholders' deficit
Additional paid-in capital	9,500,000		9,500,000
Receivable from Employees for purchase of Common Stock	(2,400,000)		(2,700,000)
Accumulated deficit	(888,000,000.0)		(729,700,000)
Accumulated other comprehensive income	39,200,000		4,100,000
Mirion Technologies (TopCo), Ltd. stockholders' deficit	(841,600,000)		(718,700,000)
Noncontrolling interests	2,100,000		2,200,000
Total stockholders' deficit	(839,500,000)		(716,500,000)
Total liabilities and stockholders' deficit	1,547,200,000		1,243,800,000
Common Class A [Member]
Stockholders' deficit
CommonStockValue	0		0
Common Class B [Member]
Stockholders' deficit
CommonStockValue	100,000		100,000
Total stockholders' deficit	100,000		100,000
GS Acquisition Holdings Corp II [Member]
Current assets
Cash	799,624	$ 383,246		$ 5,000
Prepaid expenses	447,500	599,170		0
Total current assets	1,247,124	982,416		5,000
Deferred tax asset	779,578	265,954		0
Cash and cash equivalents held in Trust Account	750,085,956	750,063,158		0
Accrued dividends receivable held in Trust Account	3,758	3,883		0
Total assets	752,116,416	751,315,411		5,000
Current liabilities
Accounts payable	8,360,258	965,370		636
Accrued offering costs	0	375,000		0
Income tax payable	57	57		0
Warrant liability	62,444,049	71,676,615		0
Working capital note (see Note 4)	2,000,000	0
Total current liabilities	72,804,364	73,017,042		636
Deferred underwriting discount	26,250,000	26,250,000		0
Total liabilities	99,054,364	99,267,042		636
Commitments and contingencies (Note 9)
Class A common stock subject to possible redemption; 75,000,000 and -0- shares at redemption value at December 31, 2020 and December 31, 2019, respectively	750,000,000	750,000,000		0
Stockholders' deficit
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding at December 31, 2020 and December 31, 2019, respectively	0	0		0
CommonStockValue		0
Additional paid-in capital	0	0		2,988
Accumulated deficit	(96,939,822)	(97,953,505)		(636)
Mirion Technologies (TopCo), Ltd. stockholders' deficit		(97,951,631)
Total stockholders' deficit	(96,937,948)	(97,951,631)	(42,035)	4,364
Total liabilities and stockholders' deficit	752,116,416	751,315,411		5,000
GS Acquisition Holdings Corp II [Member] | Common Class A [Member]
Current liabilities
Class A common stock subject to possible redemption; 75,000,000 and -0- shares at redemption value at December 31, 2020 and December 31, 2019, respectively		750,000,000
Stockholders' deficit
CommonStockValue	0	0		0
Total stockholders' deficit	0	0	0	0
GS Acquisition Holdings Corp II [Member] | Common Class B [Member]
Stockholders' deficit
CommonStockValue	1,874	1,874		2,012
Total stockholders' deficit	$ 1,874	$ 1,874	$ 2,012	$ 2,012